Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Government institutions	$ 39,480	$ 35,648
Accrued expenses and other current liabilities	40,931	33,328
Total	$ 80,411	$ 68,976